Information by Major Geographic Area (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales:
Net sales	¥ 3,731,380	¥ 3,479,788	¥ 3,557,433
Operating Segments
Net sales:
Net sales	3,731,380	3,479,788	3,557,433
Long-lived assets:
Long-lived assets	1,423,805	1,396,100	1,328,866
Domestic Country
Net sales:
Net sales	2,652,682	2,664,240	2,681,040
Domestic Country | Operating Segments
Net sales:
Net sales	715,863	720,286	694,450
Long-lived assets:
Long-lived assets	984,231	1,032,598	1,070,412
Americas
Net sales:
Net sales	1,067,870	956,754	969,050
Americas | Operating Segments
Net sales:
Net sales	1,059,501	939,873	961,955
Long-lived assets:
Long-lived assets	131,660	112,163	85,824
Europe
Net sales:
Net sales	1,177,884	1,016,572	1,113,937
Europe | Operating Segments
Net sales:
Net sales	1,124,929	1,014,038	1,113,065
Long-lived assets:
Long-lived assets	111,609	91,904	83,296
Asia and Oceania
Net sales:
Net sales	1,634,945	1,483,309	1,431,640
Asia and Oceania | Operating Segments
Net sales:
Net sales	831,087	805,591	787,963
Long-lived assets:
Long-lived assets	¥ 196,305	¥ 159,435	¥ 89,334